Significant Events in the Reporting Period	3 Months Ended
Mar. 31, 2026
Significant Events in the Reporting Period [Abstract]
Significant Events In the Reporting Period

Note 4—Significant Events in the Reporting Period

Deferred Tax Assets

The Company has recognized deferred tax assets relating to tax losses carried forward and other deductible temporary differences. Deferred tax assets are recognized only to the extent that management assesses it is probable that future taxable profits will be available against which these assets can be utilized. Refer to Note 3, “Significant Accounting Judgments and Estimates” for further details. The deferred tax assets related to future use of tax losses can be carried forward without timing limitations.

Income taxes are recognized in the unaudited condensed consolidated interim statements of profit or loss with the following amounts:

	Three Months Ended March 31,
(EUR’000)	2026	2025
Tax on profit/(loss) for the period
Current tax (expense)/income	(1,287)	(595)
Current tax, adjustments to prior periods	(221)	9
Deferred tax, movement for the period	(563)	(475)
Deferred tax, recognition of previously unrecognized deferred tax assets	679,587	—
Total tax on profit/(loss) for the period	677,516	(1,061)

The development in deferred tax assets/(liabilities) was as follows:

(EUR’000)	2026
Development in deferred tax assets/(liabilities)
January 1,	(9,623)
Deferred income tax (expense)/income, through profit or loss	679,024
Deferred income tax (expense)/income, through equity	21,054
Foreign exchange translation	(50)
March 31,	690,405
Classified in the statement of financial position
Deferred tax assets	690,405
Total deferred tax assets/(liabilities) at March 31	690,405

Specification of deferred tax assets/(liabilities) as of March 31, 2026 compared to December 31, 2025 was as follows:

(EUR’000)	March 31, 2026	December 31, 2025
Deferred tax assets/(liabilities)
Tax deductible losses	430,011	430,011
Other temporary differences, assets	260,394	291,759
Deferred tax assets, not recognized	—	(721,631)
Other temporary differences, liabilities	—	(9,762)
Total deferred tax assets/(liabilities)	690,405	(9,623)

As of March 31, 2026, the Company had tax losses carried forward with a gross amount of €1,954.6 million.

Share Repurchase Program

On January 9, 2026, the Company announced that the Board had authorized a $120 million share repurchase program (the “Share Repurchase Program”). Purchases under the Share Repurchase Program may be made from time to time through a variety of methods, which may include open-market purchases, privately negotiated transactions, or other methods permitted under applicable securities laws. The Share Repurchase Program does not require the Company to repurchase any specific number of shares, and may be modified, suspended or terminated at any time without notice.

In March 2026, the Company repurchased 254,027 of its ordinary shares for a total consideration of $60.0 million with an average price of $236.35 under the Share Repurchase Program, with $60.0 million remaining for future repurchases as of March 31, 2026. The repurchased shares are held by the Company as treasury shares and presented as a deduction within equity.

The holding of treasury shares is disclosed in Note 10, “Treasury Shares.”

As of March 31, 2026, the Board is authorized by the shareholders to repurchase up to 2,471,988 of the Company’s ADSs or ordinary shares.

U.S. Regulatory Approval of YUVIWEL® (navepegritide; developed as TransCon® CNP)

On February 27, 2026, the Company announced that the U.S. Food & Drug Administration (“FDA”) has granted approval under the FDA’s Accelerated Approval Program for YUVIWEL® (navepegritide; developed as TransCon® CNP), the first and only once-weekly treatment indicated to increase linear growth in children 2 years of age and older with achondroplasia with open epiphyses and the only one to provide continuous systemic exposure to C-type natriuretic peptide (“CNP”) over the weekly dosing interval.

Inventory

As a result of obtaining marketing approval for YUVIWEL, the Company reversed prior period write-downs related to pre-launch inventories through research and development expenses. For the three months ended March 31, 2026, the reversal had a positive impact of €10.9 million on the Company’s unaudited condensed consolidated interim statement of profit or loss.

Priority Review Voucher (“PRV”)

With the approval, the FDA issued a Rare Pediatric Disease Priority Review Voucher (“PRV”), which confers priority review to a subsequent drug application that would not otherwise qualify for priority review. Subsequent to March 31, 2026, the Company entered into agreement to sell the PRV. Refer to Note 12, “Subsequent Events” for further details.